Employee benefits: variable compensation - Movements (Detail)	12 Months Ended
	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 USD ($) shares
Share Awards [Line Items]
Number of shares outstanding, at the beginning of the year	193,722,338	198,908,588
Number of shares awarded during the year	53,232,817	65,433,201
Number of share distributions during the year	(59,488,949)	(64,234,191)
Number of shares forfeited during the year	(7,973,535)	(6,385,261)
Number of shares outstanding, at the end of the year	179,492,671	193,722,338
Number of shares vested for accounting purposes	105,999,673	109,644,250
Weighted average grant date fair value of shares outstanding, at the beginning of the year | $	$ 20	$ 17
Weighted average grant date fair value of shares awarded during the year | $	30	26
Weighted average grant date fair value of share distributions during the year | $	18	17
Weighted average grant date fair value of shares forfeited during the year | $	23	20
Weighted average grant date fair value of shares outstanding, at the end of the year | $	$ 24	$ 20